BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Net sales	$ 17,610,092	$ 16,414,466	$ 16,090,744
Assets	24,179,104	17,491,548
Liabilities	7,367,245	3,723,155
Capital and reserves attributable to the owners of the parent	12,418,595	11,845,959
Usiminas
Disclosure of subsidiaries [line items]
Net sales	5,534,000	6,287,000
Profit (loss) from continuing operations attributable to non-controlling interests	328,000	405,000
Assets	8,296,000	7,666,000
Liabilities	2,812,000	2,705,000
Capital and reserves attributable to the owners of the parent	$ 5,484,000	$ 4,962,000